SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net changes in non-cash working capital:
Accounts receivable	$ (2,200)	$ 391
Income tax receivable	4,326	1,209
Inventories	(2,003)	511
Prepaid expenses	969	(598)
Accounts payable and accrued liabilities	7,955	(94)
Income taxes payable	1,091	(2,103)
Net changes in non-cash working capital	10,138	(684)
Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	99	0
Fair value of exercised options allocated to share capital	3,425	177
Fair value of capital assets acquired under finance leases	28	0
Other cash disbursements:
Income taxes paid	1,643	3,439
Special mining duty paid	$ 0	$ 1,670